ACQUISITION OF TARUS (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jul. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021
Assets:
Goodwill	$ 43,464	$ 140	$ 43,324	$ 43,324	$ 43,324	$ 43,324
Consideration:
Liabilities assumed		$ 28,598
Tarus Acquisition [Member]
Assets:
Identifiable intangible assets	28,598
Goodwill	140
Total Assets	28,738
Consideration:
Fair value of shares issued	17,200
Liabilities assumed	3,000
Deferred purchase consideration at fair value	8,538
Total Liabilities	$ 28,738